SCHEDULE OF INTER SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenues	$ 66,903	$ 68,956	$ 24,327				$ 93,283		$ 160,186		$ 4,827
Other income and gains									8,354		356
Cost of revenues	(27,339)	(18,423)	(16,779)				(35,202)		(62,541)		(3,017)
Administrative expenses	(19,050)	(172,750)	(115,258)	(158,578)	(90)		(288,009)	(90)	(307,059)	(158,669)	(281,825)
Other operating expenses	(9,997)	(10,304)	(8,120)				(18,424)		(28,420)		(4,065)
Selling and distribution expenses	(2,570)	(19,052)	(2,421)	(8,521)	(19,265)		(21,473)	(19,265)	(24,043)	(27,898)	(28,873)
NET PROFIT /(LOSS)	8,390	(144,777)	(117,136)	$ (166,727)	$ (19,352)		(261,914)	$ (19,352)	(253,523)	$ (186,192)	(312,597)
Total assets	188,955	$ 184,797	$ 326,035				$ 184,797		188,955		459,083
UNITED STATES
Revenues
Other income and gains
Cost of revenues
Administrative expenses									(169,263)		(116,596)
Other operating expenses
Selling and distribution expenses
NET PROFIT /(LOSS)									(169,263)		(116,596)
Total assets											2,192
MALAYSIA
Revenues									160,186		4,827
Other income and gains									8,354		356
Cost of revenues									(62,541)		(3,017)
Administrative expenses									(137,796)		(164,109)
Other operating expenses									(28,420)		(4,065)
Selling and distribution expenses									(24,043)		(28,873)
NET PROFIT /(LOSS)									(84,260)		(196,001)
Total assets	188,955								188,955		456,891
SINGAPORE
Revenues
Other income and gains
Cost of revenues
Administrative expenses											(1,120)
Other operating expenses
Selling and distribution expenses
NET PROFIT /(LOSS)
Total assets